Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Summary Of Significant Accounting Policy [Line Items]
Allowance for Doubtful Accounts Receivable	$ 41,000	$ 0
Indefinite Lived Intangible Asset In Process Research And Development	0	$ 7,500,000
Goodwill, Impairment Loss	$ 0
Stock Options [Member]
Summary Of Significant Accounting Policy [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,523,929
Warrant [Member]
Summary Of Significant Accounting Policy [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		8,553
Customer One [Member] | Sales Revenue Gross [Member]
Summary Of Significant Accounting Policy [Line Items]
Concentration Risk, Percentage	86.00%	83.00%
Customer One [Member] | Accounts Receivable Net [Member]
Summary Of Significant Accounting Policy [Line Items]
Concentration Risk, Percentage	10.00%
Customer One [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policy [Line Items]
Concentration Risk, Percentage	10.00%
Customer One [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policy [Line Items]
Concentration Risk, Percentage	69.00%	99.00%
Office Equipment [Member]
Summary Of Significant Accounting Policy [Line Items]
Phone System And Enterprise Resource System	$ 24,000
Zertane Patents [Member]
Summary Of Significant Accounting Policy [Line Items]
Finite-Lived Intangible Assets, Gross	$ 500,000
Finite-Lived Intangible Assets, Remaining Amortization Period	11 years
Finite Lived Intangible Assets Expiration Month Year	2022-03
Orp [Member]
Summary Of Significant Accounting Policy [Line Items]
Finite-Lived Intangible Assets, Gross	$ 380,000
Finite-Lived Intangible Assets, Remaining Amortization Period	15 years
Finite Lived Intangible Assets Expiration Month Year	2028-03